Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined contribution plans
Costs related to defined contribution plans	$ 270	$ 235	$ 141
U.S. Plans
Defined contribution plans
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans	100.00%
Employee compensation percentage contributed to defined benefit plan eligible for employer matching contributions (as a percent)	6.00%
Percentage that the employer generally matches of employee contributions to U.S. defined contribution plans for employees accruing benefits under a defined benefit pension plan	50.00%
Compensation percentage contributed to defined contribution plan eligible for employer matching contributions, for employees accruing benefits under defined benefit pension plan (as a percent)	6.00%
Employer matching contribution to defined contribution plans, value of stock	94	68
Employer matching contribution to defined contribution plans, shares of stock (in shares)	1.5	1.4
Costs related to defined contribution plans	231	206	107
Non-U.S. Plans
Defined contribution plans
Costs related to defined contribution plans	$ 39	$ 29	$ 34